UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     WASHINGTON D.C. 20549
			 FORM 13F
		    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Ammendment [ ]; Amendment Number:
 This Amendment (Check only one.): [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Makaira Partners, LLC
Address: 	4747 Executive Drive
		Suite 280
		San Diego, CA  92121


Form 13F File Number: 028-14693


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: 		Ms. Sean Hidey
Title:		Chief Compliance Officer and Chief Operating Officer
Phone: 		858-626-2874


Signature, Place, and Date of Signing:

 Ms. Sean Hidey			  San Diego, CA		 April 17, 2013
___________________________   ________________________    _______________
  [Signature]			[City, State]		      [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



FORM 13F INFORMATION TABLE


NAME OF ISSUER		   TITLE OF CLASS	CUSIP	       VALUE    SHARES/	SH/  PUT/  INVSTMT  OTHER	   VOTING AUTHORITY
	 		 		 		       (x$1000) PRNAMT	PRN  CALL  DSCRETN  MANAGERS	SOLE   SHARED    NONE


CAPELLA EDUCATION COMPANY	COM		139594105	18786	603287  SH	    SOLE		603287

CORRECTIONS CORP AMER NEW	COM NEW		22025Y407	21113	540390	SH	    SOLE		540390

COVANTA HLDG CORP		COM		22282E102	35261	1749943	SH	    SOLE		1749943

HIGHER ONE HOLDINGS INC	        COM		42983D104	5413	608909	SH	    SOLE		608909

IRON MTN INC		        COM		462846106	29824	821368	SH	    SOLE		821368

LIBERTY INTERACTIVE CORP	INT COM SER A	53071M104	41894	1960415	SH	    SOLE		1960415

LIBERTY VENTURES SERIES A	COM		53071M880	8475	112139	SH	    SOLE		112139

LOWES COS INC			COM		548661107	19529	515004	SH	    SOLE		515004

TIME WARNER CABLE INC 		COM		88732J207	25354	263944	SH	    SOLE		263944

VERISIGN, INC.	 		COM		92343E102	23431	495680	SH	    SOLE		495680

WESTERN UN CO   		COM		959802109	56155	3733681	SH	    SOLE		3733681
